Commitments and contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Commitments and contingencies

Litigation, claims and assessments

We are subject, currently and from time to time, to various claims and contingencies related to lawsuits, taxes and environmental matters, as well as commitments under contractual obligations. Many of these claims are covered under current insurance programs, subject to deductibles. We recognize a liability associated with commitments and contingencies when a loss is probable and reasonably estimable. Although the ultimate liability for these current matters cannot be determined at this point, based on information currently available, we do not expect that the ultimate resolution of such claims and litigation will have a material effect on our Condensed Consolidated Financial Statements.

The Dutch corporate income tax act provides the option of a fiscal unity, which is a consolidated tax regime wherein the profits and losses of group companies can be offset against each other. Our Dutch companies file as a fiscal unity, with the exception of Playa Romana B.V., Playa Romana Mar B.V. and Playa Hotels & Resorts N.V. As of January 1, 2016, Playa Resorts Holding B.V. replaced our Predecessor as the head of our Dutch fiscal unity and is jointly and severally liable for the tax liabilities of the fiscal unity as a whole.

The Mexican tax authorities have issued an assessment to one of our Mexican subsidiaries. In February 2014, we filed an appeal before the tax authorities, which was denied on May 26, 2014. On June 11, 2014, we arranged for the posting of a tax surety bond issued by a surety company, which guarantees the payment of the claimed taxes and other charges (and suspends collection of such amounts by the tax authorities) while our further appeal to the tax court is resolved. To secure reimbursement of any amounts that may be paid by the surety company to the tax authorities in connection with the surety bond, we provided cash collateral to the surety company valued at approximately $4.4 million as of March 31, 2017. On August 15, 2014, we filed an appeal of the assessment with the tax court. In August 2016, we received notice of a favorable resolution from the tax court, which was appealed by both, the Mexican tax authorities and our local subsidiary, which would only be analyzed if the appeal by the tax authorities succeeds. The total assessment from the Mexican tax authorities was valued at $9.7 million as of March 31, 2017.

During the third quarter of 2015, we identified and recorded a potential Dutch operating tax contingency resulting from allocations to be made of certain corporate expenses from 2014 and 2015. We have provided all requested documentation to the Dutch tax authorities for their review and are currently waiting for their final determination. We have an estimated amount of $1.5 million as a tax contingency at March 31, 2017 that is recorded in other liabilities within the Condensed Consolidated Balance Sheet.

Electricity supply contract

One of our subsidiaries entered into an electricity supply contract wherein we committed to purchase electricity from a provider over a five-year period ending December 2019. In consideration for our commitment, we received certain rebates. Should this contract be terminated prior to the end of the five-year period, we will be obligated to refund to the supplier the undepreciated portion of (i) the capital investment it made to connect our facilities to the power grid (original amount approximately $1.4 million) and (ii) the unearned rebates we received (total unearned rebates of $1.1 million and $1.2 million as of March 31, 2017 and December 31, 2016, respectively), in each case using a 20% straight-line depreciation per annum.

Leases and other commitments

We lease certain equipment for the operations of our hotels under various lease agreements. The leases extend for varying periods through 2021 and contain fixed components and utility payments. In addition, several of our administrative offices are subject to leases of building facilities from third parties, which extend for varying periods through 2023 and contain fixed and variable components.

Rental expense under non-cancelable operating leases, including contingent leases, consisted of $0.5 million and $0.5 million for the three months ended March 31, 2017 and 2016, respectively.